Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Profit or loss [abstract]
Revenue	$ 38,320	$ 15,094
Cost of sales
Production costs	(16,057)	(4,471)
Royalty	(2,810)	(1,122)
Depreciation	(1,259)	(122)
Total cost of sales	(20,126)	(5,715)
Gross profit	18,194	9,379
General and administrative expenses	(7,628)	(8,920)
Change in fair value of derivative financial instruments	3,305	(2,035)
Foreign exchange gains	212	167
Interest and other expenses	(1,707)	(477)
Income (loss) before tax	12,376	(1,886)
Income tax expense	(5,331)	(436)
Net income (loss) and comprehensive income (loss)	7,045	(2,322)
Net income (loss) and comprehensive income (loss) attributable to:
Shareholders	2,250	(6,216)
Non-controlling interest	4,795	3,894
Net income (loss) and comprehensive income (loss)	$ 7,045	$ (2,322)